Cover	May 21, 2026
Entity Addresses [Line Items]
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
Entity Address, City or Town	Santa Clara
Entity Address, Address Line One	4701 Patrick Henry Drive
Entity Address, Address Line Two	Building #23
Document Information [Line Items]
Document Period End Date	May 21, 2026
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	SVCO
Security Exchange Name	NASDAQ